Note 13 - Property, Plant and Equipment (Tables)	9 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
Cost	Land and buildings	Right of use assets	Mine development, infrastructure and other	Assets under construction and decommissioning assets	Plant and equipment	Furniture and fittings	Motor vehicles	Solar plant&	Total

Balance at January 1, 2023	15,194	525	82,154	46,453	70,485	1,563	3,314	14,138	233,826
Additions*	–	–	–	28,276	538	335	294	163	29,606
Impairments	–	–	(872)	–	(36)	–	–	–	(908)
Disposals	–	–	–	–	(33)	–	–	–	(33)
Reallocate to assets held for sale	–	–	–	–	–	–	–	(14,301)	(14,301)
Reallocations between asset classes	1,492	–	37,116	(39,099)	491	–	–	–	–
Foreign exchange movement	–	(24)	–	(2)	–	(37)	(3)	–	(66)
Balance at December 31, 2023	16,686	501	118,398	35,628	71,445	1,861	3,605	–	248,124
Additions*	–	–	128	15,151	790	53	–	–	16,122
Disposals	–	–	–	–	–	(3)	(128)	–	(131)
Reallocations between asset classes	–	–	14,048	(13,504)	(544)	–	–	–	–
Foreign exchange movement	–	22	–	24	–	41	3	–	90
Balance at September 30, 2024	16,686	523	132,574	37,299	71,691	1,952	3,480	–	264,205
Accumulated depreciation and Impairment losses	Land and buildings	Right of use assets	Mine development, infrastructure and other	Assets under construction and decommissioning assets	Plant and equipment	Furniture and fittings	Motor vehicles	Solar plant	Total

Balance at January 1, 2023	8,350	230	12,368	693	29,257	1,100	2,845	–	54,843
Depreciation for the year	1,012	124	5,459	93	6,573	185	258	782	14,486
Accumulated depreciation for assets reallocated to assets held for sale	–	–	–	–	–	–	–	(782)	(782)
Accumulated depreciation impairments	–	–	(21)	–	(10)	–	–	–	(31)
Foreign exchange movement	–	(9)	–	–	–	(30)	(2)	–	(41)
Balance at December 31, 2023	9,362	345	17,806	786	35,820	1,255	3,101	–	68,475
Depreciation for the period	830	95	5,345	70	5,471	131	164	–	12,106
Disposals	–	–	–	–	–	(2)	(95)	–	(97)
Foreign exchange movement	–	20	–	–	–	35	3	–	58
Balance at September 30, 2024	10,192	460	23,151	856	41,291	1,419	3,173	–	80,542

Carrying amounts
At December 31, 2023	7,324	156	100,592	34,842	35,625	606	504	–	179,649
At September 30, 2024	6,494	63	109,423	36,443	30,400	533	307	–	183,663